Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	$ 3,408,626	$ 540,000	$ 0
Allowance for credit losses	(189,313)	0	0
Total	3,219,313	540,000	0
Less than 6 months [Member]
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	3,030,000	540,000	0
More than 6 months but less than 1 year [Member]
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	0	0	0
More than 1 year [Member]
Accounts Receivables, net - Schedule of Accounts Receivables Net (Details) [Line Items]
Accounts Receivables, gross	$ 378,626	$ 0	$ 0